Earnings/(loss) from associates - after interest and tax	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Earnings/(loss) from associates - after interest and tax
4. Earnings/(loss) from associates - after interest and tax
Earnings/(loss) from associates - after interest and tax was earnings of £70.2 million in 2023, a loss of £60.4 million in 2022 and earnings of £23.8 million in 2021. In 2023 this included £45.1 million of non-refundable distributions received from Kantar, which are recorded in the income statement (non headline) given the Group's balance sheet investment in Kantar is nil (2022: nil, 2021: £61.2 million). The loss in 2022 included £75.8 million (2021: £38.8 million) of amortisation and impairment of acquired intangible assets as well as restructuring and one-off transaction costs of £54.8 million (2021: £18.8 million) within Kantar.